Net revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Net revenue
Number of distinct performance obligations | item	2
Gross revenues	$ 2,138,786	$ 2,552,275	$ 2,779,008
Revenues from products	2,074,203	2,473,534	2,708,112
Revenues from services	64,583	78,741	70,896
Taxes on sales	(184,714)	(216,141)	(283,848)
Return of products sales	(3,143)	(3,419)	(3,490)
Net revenues	1,950,929	2,332,715	2,491,670
Net revenues from products	1,886,346	2,253,974	2,420,774
USD
Net revenue
Net revenues	1,388,746	1,731,765	1,806,590
BRL
Net revenue
Net revenues	562,183	600,950	685,080
Brazil
Net revenue
Net revenues	583,141	625,033	693,409
Peru
Net revenue
Net revenues	485,850	595,601	674,228
United States
Net revenue
Net revenues	116,717	159,672	141,131
South Korea
Net revenue
Net revenues	77,429	95,913	54,894
Singapore
Net revenue
Net revenues	76,724	99,488	37,506
Luxembourg
Net revenue
Net revenues	76,072	145,493	172,791
Switzerland
Net revenue
Net revenues	68,912	101,636	126,156
Argentina
Net revenue
Net revenues	56,165	60,850	90,338
Chile
Net revenue
Net revenues	48,969	80,849	51,215
Japan
Net revenue
Net revenues	46,719	71,352	93,474
Austria
Net revenue
Net revenues	35,197	39,897	40,531
Colombia
Net revenue
Net revenues	34,768	37,149	51,724
Germany
Net revenue
Net revenues	33,869	20,749	20,906
Belgium
Net revenue
Net revenues	30,174	25,500	68,703
Taiwan
Net revenue
Net revenues	28,764	33,551	62,789
Turkey
Net revenue
Net revenues	25,005	33,905	48,265
Malaysia
Net revenue
Net revenues	13,948	6,535	3,255
Netherlands
Net revenue
Net revenues	11,740	9,381	11,550
Vietnam
Net revenue
Net revenues	10,798	3,142	1,211
Italy
Net revenue
Net revenues	9,895	9,000	5,327
Ecuador
Net revenue
Net revenues	9,095	13,012	17,640
Indonesia
Net revenue
Net revenues	8,609	1,098	5,613
China
Net revenue
Net revenues	1,286	9,940	9,538
Other countries
Net revenue
Net revenues	61,083	53,969	9,476
Zinc
Net revenue
Net revenues from products	1,323,287	1,592,050	1,817,139
Lead
Net revenue
Net revenues from products	161,964	259,238	283,861
Copper
Net revenue
Net revenues from products	197,756	174,697	151,939
Silver
Net revenue
Net revenues from products	58,568	63,867	66,112
Other
Net revenue
Net revenues from products	$ 144,771	$ 164,122	$ 101,723